UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00042

Deutsche DWS Portfolio Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 1/31

Date of reporting period: 10/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                     as of October 31, 2018 (Unaudited)

DWS Total Return Bond Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 57.0%
Communication Services 5.7%
Amazon.com, Inc., 4.25%, 8/22/2057		795,000	744,011
AT&T, Inc., 3-month USD-LIBOR + 1.180%, 3.514% *, 6/12/2024		1,331,000	1,334,692
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023		900,000	872,986
CCO Holdings LLC, 144A, 5.125%, 5/1/2027		2,250,000	2,117,812
Charter Communications Operating LLC:
3.75%, 2/15/2028		560,000	507,133
5.375%, 5/1/2047		505,000	454,523
Comcast Corp.:
3.55%, 5/1/2028		1,620,000	1,529,727
4.6%, 10/15/2038		1,170,000	1,144,799
4.95%, 10/15/2058		470,000	460,235
CSC Holdings LLC, 144A, 5.375%, 2/1/2028		1,050,000	989,625
Empresa Nacional de Telecomunicaciones SA, REG S, 4.75%, 8/1/2026		750,000	698,105
Expedia Group, Inc., 3.8%, 2/15/2028		665,000	601,905
Netflix, Inc., 144A, 5.875%, 11/15/2028		1,647,000	1,618,178
Sprint Communications, Inc., 6.0%, 11/15/2022		1,500,000	1,514,063
Verizon Communications, Inc., 5.5%, 3/16/2047		435,000	453,258
Viacom, Inc.:
5.875%, 2/28/2057		1,485,000	1,426,714
6.25%, 2/28/2057		230,000	220,108
Vodafone Group PLC, 5.25%, 5/30/2048		665,000	627,857
			17,315,731
Consumer Discretionary 4.2%
BMW U.S. Capital LLC, 144A, 3.75%, 4/12/2028		215,000	207,100
Ford Motor Co., 5.291%, 12/8/2046		330,000	277,266
General Motors Financial Co., Inc., 4.35%, 4/9/2025		588,000	565,970
HD Supply, Inc., 144A, 5.375%, 10/15/2026		1,890,000	1,807,312
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/2024		900,000	864,270
Hilton Worldwide Finance LLC, 4.875%, 4/1/2027		1,545,000	1,475,475
KFC Holding Co., 144A, 4.75%, 6/1/2027		1,775,000	1,668,500
Macy's Retail Holdings, Inc., 3.45%, 1/15/2021		600,000	594,253
Nordstrom, Inc., 5.0%, 1/15/2044		670,000	597,900
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023		900,000	900,000
Sands China Ltd., 144A, 4.6%, 8/8/2023		1,200,000	1,183,510
Starbucks Corp., 4.5%, 11/15/2048		625,000	580,845
Toll Brothers Finance Corp., 4.875%, 11/15/2025		450,000	425,250
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027		1,000,000	947,500
VOC Escrow Ltd., 144A, 5.0%, 2/15/2028		625,000	587,500
Walgreens Boots Alliance, Inc., 4.8%, 11/18/2044		280,000	258,374
			12,941,025
Consumer Staples 3.2%
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/1/2046		970,000	913,733
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/2058		400,000	356,859
Aramark Services, Inc., 144A, 5.0%, 2/1/2028		1,985,000	1,883,269
Campbell Soup Co., 4.8%, 3/15/2048 (b)		440,000	373,194
Conagra Brands, Inc.:
5.3%, 11/1/2038		795,000	769,983
5.4%, 11/1/2048		480,000	458,032
Constellation Brands, Inc., 5.25%, 11/15/2048		230,000	230,218
Keurig Dr Pepper, Inc.:
144A, 4.057%, 5/25/2023		580,000	576,887
144A, 4.597%, 5/25/2028		515,000	507,538
144A, 5.085%, 5/25/2048 (b)		650,000	622,369
Kraft Heinz Foods Co.:
4.375%, 6/1/2046		885,000	736,322
4.625%, 1/30/2029		580,000	565,695
Molson Coors Brewing Co.:
3.0%, 7/15/2026		260,000	231,282
4.2%, 7/15/2046		625,000	527,725
Nestle Holdings, Inc., 144A, 4.0%, 9/24/2048		1,000,000	935,806
			9,688,912
Energy 9.3%
Andeavor Logistics LP, 5.2%, 12/1/2047		405,000	373,578
Baker Hughes a GE Co., LLC, 4.08%, 12/15/2047		365,000	305,395
Boardwalk Pipelines LP, 4.95%, 12/15/2024		725,000	731,826
Buckeye Partners LP, 4.125%, 12/1/2027		1,225,000	1,114,728
Canadian Natural Resources Ltd.:
3.85%, 6/1/2027		865,000	819,629
4.95%, 6/1/2047		415,000	404,941
Cenovus Energy, Inc., 5.4%, 6/15/2047		680,000	637,454
Cheniere Energy Partners LP, 144A, 5.625%, 10/1/2026		2,060,000	2,029,100
Chesapeake Energy Corp., 7.0%, 10/1/2024		1,045,000	1,022,794
Continental Resources, Inc.:
4.9%, 6/1/2044		575,000	535,273
5.0%, 9/15/2022		360,000	363,539
DCP Midstream Operating LP, 5.375%, 7/15/2025		645,000	654,062
Diamondback Energy, Inc., 144A, 4.75%, 11/1/2024		1,470,000	1,429,575
Empresa Nacional del Petroleo, 144A, 5.25%, 11/6/2029 (c)		920,000	917,700
Enbridge, Inc.:
3.5%, 6/10/2024		140,000	135,111
5.5%, 12/1/2046		140,000	146,458
Energy Transfer LP, 4.25%, 3/15/2023		2,150,000	2,128,500
Energy Transfer Operating LP, 5.95%, 10/1/2043		375,000	362,685
EnLink Midstream Partners LP, 5.45%, 6/1/2047		1,095,000	922,608
EQM Midstream Partners LP, 4.75%, 7/15/2023		1,060,000	1,070,710
EQT Corp., 3.9%, 10/1/2027		910,000	828,044
Hess Corp., 5.8%, 4/1/2047		750,000	726,291
Kinder Morgan Energy Partners LP, 4.7%, 11/1/2042		790,000	697,314
Newfield Exploration Co., 5.75%, 1/30/2022		450,000	464,062
Noble Energy, Inc., 4.95%, 8/15/2047		700,000	635,065
Oil & Gas Holding, 144A, 7.625%, 11/7/2024 (c)		580,000	580,000
Pertamina Persero PT, 144A, 6.5%, 11/7/2048 (c)		1,950,000	1,912,190
Petroleos Mexicanos:
6.5%, 3/13/2027		1,200,000	1,161,600
144A, 6.5%, 1/23/2029		756,000	723,492
Plains All American Pipeline LP:
2.85%, 1/31/2023		675,000	635,738
4.3%, 1/31/2043		435,000	348,065
Range Resources Corp., 5.0%, 3/15/2023		2,000,000	1,935,000
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044		500,000	448,120
TransCanada PipeLines Ltd, 5.1%, 3/15/2049		1,130,000	1,126,453
			28,327,100
Financials 15.4%
AerCap Ireland Capital DAC, 3.3%, 1/23/2023		665,000	638,841
Aflac, Inc., 4.75%, 1/15/2049		990,000	975,278
Air Lease Corp., 4.625%, 10/1/2028		1,065,000	1,033,058
Aircastle Ltd., 4.4%, 9/25/2023		724,000	718,358
Ares Capital Corp., 3.625%, 1/19/2022		900,000	881,525
ASB Bank Ltd., 144A, 3.75%, 6/14/2023		1,064,000	1,051,624
AXA Equitable Holdings, Inc., 144A, 5.0%, 4/20/2048		680,000	606,006
Banco de Credito e Inversiones SA, 144°, 3.5%, 10/12/2027		1,145,000	1,021,913
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 144°, 5.95%, 10/1/2028		1,490,000	1,491,088
Bank of America Corp., 4.271%, 7/23/2029		975,000	961,202
Barclays PLC, 8.25%, 12/15/2018		3,200,000	3,217,350
BNP Paribas SA, 144A, 4.625%, 3/13/2027		2,120,000	2,049,584
BOC Aviation Ltd., 144A, 3-month USD-LIBOR + 1.125%, 3.499% *, 9/26/2023 (b)		1,500,000	1,498,860
BPCE SA, 144A, 4.625%, 9/12/2028		1,050,000	1,017,779
Citigroup, Inc.:
3.2%, 10/21/2026		1,000,000	917,980
3.887%, 1/10/2028		920,000	879,788
Credit Suisse Group AG, 144A, 4.282%, 1/9/2028		570,000	546,210
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 4/17/2026		850,000	843,015
Discover Bank, 4.65%, 9/13/2028		1,132,000	1,113,244
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		635,000	612,094
Fairfax Financial Holdings Ltd., 144A, 4.85%, 4/17/2028		656,000	639,005
Grain Spectrum Funding II LLC, 144A, 3.29%, 10/10/2034		159,187	158,514
HSBC Holdings PLC:
3.95%, 5/18/2024		489,000	483,964
4.375%, 11/23/2026		730,000	707,884
6.0%, 5/22/2027		565,000	519,800
ING Groep NV, 4.55%, 10/2/2028		1,711,000	1,680,881
Intesa Sanpaolo SpA, 144A, 3.875%, 7/14/2027		1,055,000	871,449
Jefferies Group LLC, 6.5%, 1/20/2043		125,000	125,056
JPMorgan Chase & Co.:
2.95%, 10/1/2026		980,000	898,014
4.203%, 7/23/2029		900,000	886,255
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044		335,000	324,803
Kookmin Bank, 144A, 2.875%, 3/25/2023 (b)		1,500,000	1,434,276
Legg Mason, Inc., 5.625%, 1/15/2044		600,000	586,647
Macquarie Group Ltd., 144A, 5.033%, 1/15/2030		1,800,000	1,795,521
Manulife Financial Corp., 4.061%, 2/24/2032		1,400,000	1,301,537
Morgan Stanley, 3.591%, 7/22/2028		660,000	618,099
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		455,000	461,822
Prologis International Funding II SA, 144A, 4.875%, 2/15/2020		350,000	354,331
Rec Ltd., 144A, 5.25%, 11/13/2023 (c)		1,750,000	1,740,148
Royal Bank of Scotland Group PLC, 3.498%, 5/15/2023		1,300,000	1,250,338
Santander Holdings U.S.A., Inc., 3.7%, 3/28/2022		1,000,000	982,931
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		450,000	424,847
Synchrony Bank, 3.0%, 6/15/2022		545,000	520,328
The Goldman Sachs Group, Inc.:
3.75%, 2/25/2026		2,015,000	1,933,016
3.814%, 4/23/2029		1,035,000	972,226
Vantiv LLC, 144A, 4.375%, 11/15/2025		1,800,000	1,698,750
Westpac Banking Corp., 5.0%, 9/21/2027		940,000	822,413
Woori Bank, 144A, 4.5%, 9/27/2021		750,000	725,597
			46,993,249
Health Care 2.5%
AbbVie, Inc.:
4.45%, 5/14/2046		780,000	682,417
4.875%, 11/14/2048		705,000	651,790
Allergan Funding SCS, 4.75%, 3/15/2045		450,000	421,712
Bayer US Finance II LLC:
144A, 4.375%, 12/15/2028		330,000	318,793
144A, 4.875%, 6/25/2048		445,000	415,003
Celgene Corp., 4.35%, 11/15/2047		457,000	381,152
CVS Health Corp., 4.78%, 3/25/2038		839,000	807,295
Halfmoon Parent, Inc., 144A, 4.8%, 8/15/2038		805,000	774,912
HCA, Inc.:
5.25%, 6/15/2026		900,000	915,750
5.375%, 9/1/2026		750,000	744,375
Pfizer, Inc., 4.2%, 9/15/2048		600,000	577,114
Teva Pharmaceutical Finance Netherlands III BV, 6.0%, 4/15/2024		1,000,000	992,848
			7,683,161
Industrials 2.4%
Avolon Holdings Funding Ltd., 144A, 5.125%, 10/1/2023		1,172,000	1,150,025
Corning, Inc., 5.35%, 11/15/2048 (c)		1,000,000	998,045
CSX Corp., 4.25%, 11/1/2066		620,000	528,368
Delta Air Lines, Inc., 4.375%, 4/19/2028		1,070,000	1,018,913
FedEx Corp.:
4.05%, 2/15/2048		930,000	785,328
4.95%, 10/17/2048		500,000	486,040
Kansas City Southern, 4.7%, 5/1/2048		575,000	555,135
Refinitiv U.S. Holdings, Inc., 144A, 6.25%, 5/15/2026 (b)		655,000	651,725
Union Pacific Corp., 4.5%, 9/10/2048		360,000	348,753
United Rentals North America, Inc., 6.5%, 12/15/2026		945,000	955,386
			7,477,718
Information Technology 3.1%
Broadcom Corp.:
3.0%, 1/15/2022		370,000	358,180
3.5%, 1/15/2028		570,000	501,725
3.625%, 1/15/2024		655,000	627,213
Dell International LLC, 144A, 5.875%, 6/15/2021		1,655,000	1,677,792
DXC Technology Co., 4.75%, 4/15/2027		1,355,000	1,345,927
Fair Isaac Corp., 144A, 5.25%, 5/15/2026		655,000	645,994
Fiserv, Inc., 4.2%, 10/1/2028		940,000	930,377
Microchip Technology, Inc., 144A, 3.922%, 6/1/2021		653,000	648,246
Seagate HDD Cayman, 4.25%, 3/1/2022		440,000	422,358
VMware, Inc., 3.9%, 8/21/2027		780,000	713,031
Western Digital Corp., 4.75%, 2/15/2026		1,730,000	1,598,088
			9,468,931
Materials 3.0%
Anglo American Capital PLC, 144A, 4.75%, 4/10/2027		1,580,000	1,521,262
AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022 (b)		750,000	755,625
Celulosa Arauco y Constitucion SA, 5.5%, 11/2/2047		430,000	413,875
Freeport-McMoRan, Inc.:
4.55%, 11/14/2024 (b)		1,050,000	972,562
6.875%, 2/15/2023		520,000	544,570
International Flavors & Fragrances, Inc., 5.0%, 9/26/2048		630,000	618,055
SABIC Capital II BV, 144A, 4.0%, 10/10/2023		1,010,000	997,577
SASOL Financing U.S.A. LLC:
5.875%, 3/27/2024		610,000	614,503
6.5%, 9/27/2028		1,000,000	1,012,083
Syngenta Finance NV, 144A, 4.892%, 4/24/2025		859,000	827,260
Yamana Gold, Inc., 4.95%, 7/15/2024		775,000	756,168
			9,033,540
Real Estate 4.3%
CBL & Associates LP:
(REIT), 5.25%, 12/1/2023 (b)		530,000	445,200
(REIT), 5.95%, 12/15/2026 (b)		620,000	516,262
Crown Castle International Corp.:
(REIT), 3.8%, 2/15/2028		490,000	456,138
(REIT), 5.25%, 1/15/2023		640,000	667,411
Government Properties Income Trust, (REIT), 4.0%, 7/15/2022		865,000	852,800
Hospitality Properties Trust:
(REIT), 3.95%, 1/15/2028		370,000	330,939
(REIT), 5.25%, 2/15/2026		1,125,000	1,124,001
Host Hotels & Resorts LP, (REIT), 3.875%, 4/1/2024		680,000	662,855
MGM Growth Properties Operating Partnership LP, (REIT), 4.5%, 9/1/2026		840,000	760,200
Omega Healthcare Investors, Inc.:
(REIT), 4.75%, 1/15/2028 (b)		1,150,000	1,112,340
(REIT), 5.25%, 1/15/2026		700,000	702,995
Realty Income Corp., (REIT), 3.875%, 4/15/2025		1,430,000	1,407,351
SBA Communications Corp.:
(REIT), 4.0%, 10/1/2022		1,350,000	1,292,625
(REIT), 4.875%, 9/1/2024		875,000	844,375
Select Income REIT:
(REIT), 4.15%, 2/1/2022		395,000	389,016
(REIT), 4.25%, 5/15/2024		395,000	376,416
WEA Finance LLC, 144A, (REIT), 3.75%, 9/17/2024		1,230,000	1,204,253
			13,145,177
Utilities 3.9%
Abu Dhabi National Energy Co. PJSC, 144A, 4.375%, 4/23/2025		1,226,000	1,209,412
Calpine Corp., 144A, 5.25%, 6/1/2026		1,620,000	1,488,375
EDP Finance BV, 144A, 3.625%, 7/15/2024		930,000	880,368
Electricite de France SA:
144A, 4.75%, 10/13/2035		535,000	505,565
144A, 4.875%, 9/21/2038		590,000	550,110
Enel Finance International NV:
144A, 4.25%, 9/14/2023		1,400,000	1,365,383
144A, 4.75%, 5/25/2047		430,000	357,778
Exelon Corp., 5.1%, 6/15/2045		270,000	275,948
Israel Electric Corp., Ltd.:
144A, REG S, 4.25%, 8/14/2028		2,000,000	1,895,080
Series 6, 144A, REG S, 5.0%, 11/12/2024		900,000	909,000
Perusahaan Listrik Negara PT, 144A, 2.875%, 10/25/2025	EUR	1,486,000	1,667,191
Sempra Energy, 4.0%, 2/1/2048		400,000	347,898
Southern Power Co., Series F, 4.95%, 12/15/2046		440,000	416,522
			11,868,630
Total Corporate Bonds (Cost $180,380,148)			173,943,174
Mortgage-Backed Securities Pass-Throughs 17.2%
Federal Home Loan Mortgage Corp.:
3.5%, with various maturities from 6/1/2028 until 7/1/2045		6,576,405	6,450,566
4.5%, 12/1/2040		902,402	934,743
5.0%, 12/1/2040		143,615	150,002
5.5%, with various maturities from 6/1/2039 until 5/1/2041		1,487,995	1,591,566
6.0%, 11/1/2038		376,493	406,428
7.5%, 2/1/2035		193,586	215,459
Federal National Mortgage Association:
3.0%, 12/1/2042		815,952	778,489
3.5%, with various maturities from 11/1/2042 until 12/1/2046		12,454,494	12,174,924
4.0%, with various maturities from 9/1/2040 until 11/1/2048 (c)		10,057,847	10,088,156
4.5%, with various maturities from 11/1/2043 until 11/13/2048 (c)		6,809,880	6,976,171
5.0%, with various maturities from 12/1/2039 until 11/1/2041		1,858,728	1,969,040
5.5%, with various maturities from 2/1/2031 until 2/1/2042		2,470,869	2,638,365
6.5%, with various maturities from 5/1/2023 until 4/1/2037		175,217	192,543
Government National Mortgage Association:
3.0%, with various maturities from 7/15/2042 until 8/15/2042		932,350	895,588
4.0%, 11/1/2048 (c)		6,100,000	6,139,078
4.5%, 7/15/2040		119,713	124,109
5.5%, 6/15/2042		144,217	155,677
6.5%, with various maturities from 12/15/2023 until 7/15/2039		565,859	626,776
Total Mortgage-Backed Securities Pass-Throughs (Cost $54,013,875)			52,507,680
Asset-Backed 10.4%
Automobile Receivables 1.1%
Avis Budget Rental Car Funding AESOP LLC, "C", Series 2015-1A, 144A, 3.96%, 7/20/2021		2,200,000	2,179,298
Santander Drive Auto Receivables Trust, "B", Series 2016-2, 2.08%, 2/16/2021		145,589	145,424
SunTrust Auto Receivables Trust, "C", Series 2015-1A, 144A, 2.5%, 4/15/2021		1,200,000	1,193,972
			3,518,694
Credit Card Receivables 1.3%
World Financial Network Credit Card Master Trust, "M", Series 2016-A, 2.33%, 4/15/2025		4,000,000	3,847,233
Miscellaneous 8.0%
Apidos CLO XXIX, "A2", Series 2018-29A, 144A, 3-month USD-LIBOR + 1.550%, 3.942% *, 7/25/2030		2,000,000	1,999,724
Ares XXXIR CLO Ltd., "B", Series 2014-31RA,144A, 3-month USD-LIBOR + 1.600%, 3.912% *, 5/24/2030		2,500,000	2,487,637
Babson CLO Ltd., "A2R", Series 2016-1A, 144A, 3-month USD-LIBOR + 1.450%, 3.927% *, 7/23/2030		3,300,000	3,299,973
Domino's Pizza Master Issuer LLC, "A23", Series 2017-1A, 144A, 4.118%, 7/25/2047		5,609,000	5,491,155
Dryden 55 CLO Ltd., "D", Series 2018-55A, 144A, 3-month USD-LIBOR + 2.850%, 5.286% *, 4/15/2031		1,000,000	989,189
Galaxy CLO Ltd., "BR", Series 2015-21A, 144A, 3-month USD-LIBOR + 1.350%, 3.819% *, 4/20/2031		1,500,000	1,479,999
Goldentree Loan Opportunities X Ltd., "AJR", Series 2015-10A, 144A, 3-month USD-LIBOR + 1.450%, 3.919% *, 7/20/2031		2,816,667	2,816,642
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		225,774	221,725
Neuberger Berman CLO Ltd., "D", Series 2018-28A, 144A, 3-month USD-LIBOR + 2.850%, 5.319% *, 4/20/2030		1,000,000	989,291
SBA Tower Trust, "C", Series 2014-1A, 144A, 2.898%, 10/15/2044		330,000	328,159
Taco Bell Funding LLC, "A2I", Series 2016-1A, 144A, 3.832%, 5/25/2046		2,910,675	2,907,910
Wendy's Funding LLC, "A2I", Series 2018-1A, 144A, 3.573%, 3/15/2048		1,389,500	1,333,948
			24,345,352
Total Asset-Backed (Cost $32,132,212)			31,711,279
Commercial Mortgage-Backed Securities 5.9%
20 Times Square Trust, "C", Series 2018-20TS, 144A, 3.203% *, 5/15/2035		1,500,000	1,431,623
Braemar Hotels & Resorts Trust Prime, "C", Series 2018-PRME, 144A, 1-month USD-LIBOR + 1.250%, 3.53% *, 6/15/2035		935,000	931,948
BXP Trust, "B", Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.100%, 3.38% *, 11/15/2034		1,980,000	1,976,266
CSAIL Commercial Mortgage Trust, "A4", Series 2015-C4, 3.808%, 11/15/2048		1,000,000	992,243
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K043, Interest Only, 0.543% *, 12/25/2024		7,886,042	223,037
"X1", Series K054, Interest Only, 1.177% *, 1/25/2026		5,467,346	379,535
GS Mortgage Securities Trust, "AAB", Series 2014-GC18, 3.648%, 1/10/2047		170,000	170,129
Natixis Commercial Mortgage Securities Trust, "A", Series 2018-OSS, 144A, 4.177%, 12/15/2037		750,000	748,564
UBS Commercial Mortgage Trust:
"XA", Series 2017-C7, Interest Only, 1.224% *, 12/15/2050		6,257,582	439,113
"AS", Series 2017-C7, 4.061%, 12/15/2050		2,000,000	1,968,322
"B", Series 2018-C13, 4.786%, 10/15/2051		2,000,000	2,041,758
US 2018-USDC, "C", Series 2018-USDC, 4.428%, 5/9/2038		890,000	887,532
Wells Fargo Commercial Mortgage Trust:
"A5", Series 2015-LC20, 3.184%, 4/15/2050		1,000,000	961,512
"A4", Series 2015-C27, 3.19%, 2/15/2048		2,780,000	2,706,510
"A4", Series 2015-SG1, 3.789%, 9/15/2048		1,500,000	1,488,216
"B", Series 2016-C33, 4.506%, 3/15/2059		500,000	506,085
Total Commercial Mortgage-Backed Securities (Cost $18,368,049)			17,852,393
Collateralized Mortgage Obligations 7.5%
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, "10A3", Series 2005-10, 6.0%, 11/25/2035		222,609	121,429
Fannie Mae Connecticut Avenue Securities:
"1M1", Series 2016-C03, 1-month USD-LIBOR + 2.000%, 4.281% * , 10/25/2028		200,620	202,762
"1M1", Series 2016-C02, 1-month USD-LIBOR + 2.150%, 4.431% * , 9/25/2028		133,469	133,900
Federal Home Loan Mortgage Corp.:
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		1,774,635	273,953
"UA", Series 4298, 4.0%, 2/15/2054		163,917	161,835
"MS", Series 3055, Interest Only, 6.600% minus 1-month USD-LIBOR, 4.321% * , 10/15/2035		2,275,252	267,363
"SG", Series 3859, Interest Only, 6.700% minus 1-month USD-LIBOR, 4.421% *, 11/15/2039		1,511,426	76,029
"6", Series 233, Interest Only, 4.5%, 8/15/2035		244,470	57,670
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		6,247,992	1,526,477
"C32", Series 303, Interest Only, 4.5%, 12/15/2042		2,174,255	533,848
Federal National Mortgage Association:
"AL", Series 2014-11, 2.5%, 11/25/2042		2,000,000	1,687,202
"KM", Series 2012-146, 3.0%, 1/25/2043		1,775,000	1,472,156
"ZL" , Series 2017-55, 3.0%, 10/25/2046		2,081,518	1,713,800
"PZ", Series 2016-9, 3.5%, 3/25/2046		6,194,976	5,454,335
"CE", Series 2015-60, 3.75%, 8/25/2045		2,082,000	1,943,518
"4", Series 406, Interest Only, 4.0%, 9/25/2040		1,139,089	244,887
"SD", Series 2003-129, Interest Only, 7.000% minus 1-month USD-LIBOR, 4.719% * , 1/25/2024		837,953	42,214
"YI", Series 2008-36, Interest Only, 7.200% minus 1-month USD-LIBOR, 4.919% * , 7/25/2036		3,555,201	418,885
"S", Series 2003-2, Interest Only, 7.750% minus 1-month USD-LIBOR, 5.469% * , 2/25/2033		947,834	143,126
"SN", Series 2003-7, Interest Only, 7.750% minus 1-month USD-LIBOR, 5.469% * , 2/25/2033		1,393,873	210,491
Government National Mortgage Association:
"BL", Series 2013-19, 2.5%, 2/20/2043		1,120,820	957,919
"LM", Series 2015-65, 3.0%, 5/20/2045		2,204,000	1,925,741
"DI", Series 2014-102, Interest Only, 3.5%, 7/16/2029		8,239,968	701,749
"HZ", Series 2012-56, 3.5%, 6/20/2040		1,087,807	1,022,727
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		694,335	118,304
"AI", Series 2011-94, Interest Only, 4.5%, 1/20/2039		87,017	266
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		332,338	13,858
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		634,405	153,573
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		868,539	175,262
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		177,070	34,787
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		575,478	119,230
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		132,791	22,268
"PI", Series 2009-76, Interest Only, 6.0%, 3/16/2039		350,812	21,076
"SB", Series 2014-81, 16.400% minus 4 x 1-month USD-LIBOR, 7.376% * , 6/20/2044		636,115	635,019
Wells Fargo Mortgage Backed Securities Trust, "1A2", Series 2003-L, 4.494% *, 11/25/2033		234,581	238,692
Total Collateralized Mortgage Obligations (Cost $24,115,946)			22,826,351
Government & Agency Obligations 7.1%
Other Government Related (d) 0.3%
Novatek OAO, 144A, 6.604%, 2/3/2021		900,000	938,628
Sovereign Bonds 5.1%
French Republic Government Bond OAT, 144A, REG S, 1.75%, 5/25/2066	EUR	1,478,094	1,632,979
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	10,000,000,000	648,082
Government of Ukraine, 144A, 8.994%, 2/1/2024 (c)		500,000	495,625
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		1,700,000	1,677,645
Kingdom of Norway, 144A, REG S, 2.0%, 4/26/2028	NOK	54,350,000	6,474,186
Papua New Guinea Government International Bond, 144A, 8.375%, 10/4/2028		535,000	530,319
Republic of Angola, 144A, 9.375%, 5/8/2048		1,500,000	1,507,620
Republic of Argentina, 4.625%, 1/11/2023		500,000	422,500
Republic of Colombia:
4.5%, 3/15/2029		400,000	394,404
5.0%, 6/15/2045		280,000	265,023
Republic of South Africa, 6.3%, 6/22/2048		1,000,000	899,260
State of Qatar, 144A, 4.5%, 4/23/2028		500,000	510,000
			15,457,643
U.S. Government Sponsored Agency 0.6%
Federal Home Loan Mortgage Corp., 6.75%, 3/15/2031		1,500,000	1,986,069
U.S. Treasury Obligations 1.1%
U.S. Treasury Bill, 2.372% **, 8/15/2019 (e)		2,330,000	2,283,005
U.S. Treasury Bonds:
Zero Coupon, 8/15/2042		1,325,000	588,579
3.125%, 5/15/2048		434,000	411,588
			3,283,172
Total Government & Agency Obligations (Cost $22,436,723)			21,665,512
Municipal Bonds and Notes 0.3%
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series A2, 7.431%, 7/1/2043(Cost $750,000)		750,000	977,888
		Shares	Value ($)
Securities Lending Collateral 2.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.09% (f) (g) (Cost $6,782,090)		6,782,090	6,782,090
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 2.19% (f)		830,230	830,230
DWS ESG Liquidity Fund "Capital Shares", 2.36% (f)		3,283	3,283
Total Cash Equivalents (Cost $833,513)			833,513
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $339,812,556) (b)		107.9	329,099,880
Other Assets and Liabilities, Net		(7.9)	(24,210,680)
Net Assets		100.0	304,889,200

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended October 31, 2018 are as follows:

Value ($) at 1/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 10/31/2018	Value ($) at 10/31/2018
Securities Lending Collateral 2.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.09% (f) (g)
9,077,503	—	2,295,413	(h)	—	—	51,632	—	6,782,090	6,782,090
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 2.19% (f)
11,675,484	188,903,545	199,748,799		—	—	72,857	—	830,230	830,230
DWS ESG Liquidity Fund "Capital Shares", 2.36% (f)
3,235	48	—		—	—	—	—	3,283	3,283
20,756,222	188,903,593	202,044,212		—	—	124,489	—	7,615,603	7,615,603

*	Variable or floating rate security. These securities are shown at their current rate as of October 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net"are including pending sales amounting to $877,346 that are also on loan. The value of securities loaned at October 31, 2018 amounted to $5,654,752, which is 1.8% of net assets.
(c)	When-issued, delayed delivery or forward commitment securities included.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At October 31, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended October 31, 2018.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
LIBOR: London Interbank Offered Rate
PJSC: Public Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At October 31, 2018, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Euro-OAT French Government Bond	EUR	12/6/2018	37	6,391,342	6,368,349	22,993
Federal Republic of Germany Euro-Bund	EUR	12/6/2018	35	6,372,521	6,353,149	19,372
Ultra 10 Year U.S. Treasury Note	USD	12/19/2018	61	7,674,317	7,631,672	42,645
Ultra Long U.S. Treasury Bond	USD	12/19/2018	68	10,393,482	10,146,875	246,607
Total unrealized appreciation						331,617

As of October 31, 2018, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	1,389,000	USD	1,621,430	1/18/2019	36,314	HSBC Holdings PLC
EUR	1,470,000	USD	1,705,897	1/18/2019	28,344	Australia and New Zealand Banking Group Ltd.
NOK	54,360,000	USD	6,564,066	1/29/2019	87,350	Danske Bank AS
Total unrealized appreciation					152,008

Currency Abbreviations
EUR	Euro	NOK	Norwegian Krone
IDR	Indonesian Rupiah	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$173,943,174	$—	$173,943,174
Mortgage-Backed Securities Pass-Throughs	—	52,507,680	—	52,507,680
Asset-Backed	—	31,711,279	—	31,711,279
Commercial Mortgage-Backed Securities	—	17,852,393	—	17,852,393
Collateralized Mortgage Obligations	—	22,826,351	—	22,826,351
Government & Agency Obligations	—	21,665,512	—	21,665,512
Municipal Bonds and Notes	—	977,888	—	977,888
Short-Term Investments (i)	7,615,603	—	—	7,615,603
Derivatives (j)
Futures Contracts	331,617	—	—	331,617
Forward Foreign Currency Exchange Contracts	—	152,008	—	152,008
Total	$7,947,220	$321,636,285	$—	$329,583,505

(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of October 31, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$ —	$ 152,008
Interest Rate Contracts	$ 331,617	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Total Return Bond Fund, a series of Deutsche DWS Portfolio Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	December 21, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	December 21, 2018